Schedule Of Investments (USD $)	12 Months Ended																																										12 Months Ended
	Dec. 31, 2011 Open Forward Currency Contract 1 [Member]	Dec. 31, 2011 Open Forward Currency Contract 2 [Member]	Dec. 31, 2011 Open Forward Currency Contract 3 [Member]	Dec. 31, 2011 Open Forward Currency Contract 4 [Member]	Dec. 31, 2011 Open Forward Currency Contract 5 [Member]	Dec. 31, 2011 Open Forward Currency Contract 6 [Member]	Dec. 31, 2011 Open Forward Currency Contract 7 [Member]	Dec. 31, 2011 Open Forward Currency Contract 8 [Member]	Dec. 31, 2011 Open Forward Currency Contract 9 [Member]	Dec. 31, 2011 Open Forward Currency Contract 10 [Member]	Dec. 31, 2011 Open Forward Currency Contract 11 [Member]	Dec. 31, 2011 Open Forward Currency Contract 12 [Member]	Dec. 31, 2011 Open Forward Currency Contract 13 [Member]	Dec. 31, 2011 Open Forward Currency Contract 14 [Member]	Dec. 31, 2011 Open Forward Currency Contract 15 [Member]	Dec. 31, 2011 Open Forward Currency Contract 16 [Member]	Dec. 31, 2011 Open Forward Currency Contract 17 [Member]	Dec. 31, 2011 Open Forward Currency Contract 18 [Member]	Dec. 31, 2011 Open Forward Currency Contract 19 [Member]	Dec. 31, 2011 Open Forward Currency Contract 20 [Member]	Dec. 31, 2011 Open Forward Currency Contract 21 [Member]	Dec. 31, 2011 Open Forward Currency Contract 22 [Member]	Dec. 31, 2011 Open Forward Currency Contract 23 [Member]	Dec. 31, 2011 Open Forward Currency Contract 24 [Member]	Dec. 31, 2011 Open Forward Currency Contract 25 [Member]	Dec. 31, 2011 Open Forward Currency Contract 26 [Member]	Dec. 31, 2011 Open Forward Currency Contract 27 [Member]	Dec. 31, 2011 Open Forward Currency Contract 28 [Member]	Dec. 31, 2011 Open Forward Currency Contract 29 [Member]	Dec. 31, 2011 Open Forward Currency Contract 30 [Member]	Dec. 31, 2011 Open Forward Currency Contract 31 [Member]	Dec. 31, 2011 Open Forward Currency Contract 32 [Member]	Dec. 31, 2011 Open Forward Currency Contract 33 [Member]	Dec. 31, 2011 Open Forward Currency Contract 34 [Member]	Dec. 31, 2011 Open Forward Currency Contract 35 [Member]	Dec. 31, 2011 Open Forward Currency Contract 36 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% - 0.07% due 1/12/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% due 2/16/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% - 0.03% due 2/23/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.00%(a) - 0.04% due 3/08/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% due 3/12/12 [Member]	Dec. 31, 2011 United States Treasury Bills - 0.01% due 3/15/12 [Member]	Dec. 31, 2011 Open Forward Currency Contracts [Member]	Dec. 31, 2011 Open Futures Contracts [Member]	Dec. 31, 2011 Equity Contract [Member]	Dec. 31, 2011 Equity Contract [Member] AEX Index [Member]	Dec. 31, 2011 Equity Contract [Member] CAC 40 10-Year Euro [Member]	Dec. 31, 2011 Equity Contract [Member] OMX 30 Index [Member]	Dec. 31, 2011 Equity Contract [Member] Hang Seng Index [Member]	Dec. 31, 2011 Equity Contract [Member] MSCI Taiwan Index [Member]	Dec. 31, 2011 Equity Contract [Member] TOPIX Index [Member]	Dec. 31, 2011 Equity Contract [Member] S&P/TSX 60 Index [Member]	Dec. 31, 2011 Equity Contract [Member] SPI 200 Index [Member]	Dec. 31, 2011 Equity Contract [Member] DAX Index [Member]	Dec. 31, 2011 Equity Contract [Member] FTSE 100 Index [Member]	Dec. 31, 2011 Equity Contract [Member] S&P 500 E-mini Index [Member]	Dec. 31, 2011 Interest Rate Contract [Member]	Dec. 31, 2011 Interest Rate Contract [Member] 10-Year Mini JGB [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Japan 10-Year Bond [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Euro Bund [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Australian 10- Year Bond [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Canada 10- Year Bond [Member]	Dec. 31, 2011 Interest Rate Contract [Member] US 10-Year Note [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Long Gilt [Member]	Dec. 31, 2011 Total Forward Currency Contracts In Gain Position [Member]	Dec. 31, 2011 Total Forward Currency Contracts in Loss Position [Member]
Schedule of Investments [Line Items]
United States Treasury Bills, Face Amount																																					$ 11,300,000	$ 3,000,000	$ 18,500,000	$ 11,600,000	$ 14,200,000	$ 16,000,000
United States Treasury Bills, Fair Value																																					11,299,766	2,999,870	18,499,315	11,599,443	14,198,827	15,999,835
Settlement Date	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Apr. 04, 2012	Apr. 04, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Jan. 05, 2012	Apr. 04, 2012	Apr. 04, 2012	Apr. 04, 2012	Apr. 04, 2012	Apr. 04, 2012	Apr. 04, 2012
Currency to be Delivered	AUD	CAD	CHF	EUR	GBP	JPY	NOK	SEK	USD	USD	USD	USD	USD	USD	USD	CAD	USD	AUD	CAD	GBP	JPY	NOK	SEK	USD	USD	USD	USD	USD	USD	USD	CHF	EUR	USD	USD	USD	USD
Currency to be Received	USD	USD	USD	USD	USD	USD	USD	USD	AUD	CAD	CHF	EUR	GBP	JPY	SEK	USD	GBP	USD	USD	USD	USD	USD	USD	CAD	CHF	EUR	GBP	JPY	NOK	SEK	USD	USD	AUD	JPY	NOK	SEK
Amount to be Delivered	1,439,138	2,096,640	16,730,530	21,864,893	10,983,337	729,545,155	58,107,906	65,656,222	13,003,122	17,811,000	11,881,579	554,560	15,915,634	5,033,720	23,350,443	15,108,487	6,834,790	12,422,881	22,916,759	244,556	409,525,308	60,428,668	119,994,053	6,750,444	6,286,165	28,786,266	1,436,772	9,735,908	20,059,960	3,551,668	10,535,738	7,702,109	8,957,973	5,659,651	9,561,513	14,754,666
Amount to be Received	1,479,591	2,067,818	18,176,949	29,237,645	17,296,467	9,498,847	10,119,159	9,776,734	13,862,019	18,166,135	11,121,056	427,894	10,333,893	391,029,463	162,165,275	14,808,032	4,402,019	12,683,089	21,610,157	376,856	5,276,254	10,121,978	17,465,576	6,847,264	5,609,474	21,436,999	894,000	748,041,000	118,536,574	23,485,000	11,287,968	10,006,672	8,825,111	434,673,658	57,248,212	101,553,209
Net Unrealized Appreciation (Depreciation)	4,353	8,846	284,981	853,562	227,406	16,846	382,808	199,783	1,206,611	28,765	11,504	914	144,134	48,545	303,809	421	359	(51,407)	(894,883)	(3,205)	(46,404)	(3,232)	(37,367)	(26,197)	(287,279)	(957,657)	(47,419)	(13,514)	(198,398)	(126,027)	(484)	(370)	(658)	(322)	(161)	(352)							1,028,311	(152,172)	(509,591)	(263,343)	197,994	(280,987)	34,507	(35,000)	33,143	(68,186)	(289,722)	77,889	59,491	24,623	357,419	(30,569)	(51,989)	484,340	(176,665)	(161,071)	96,469	196,904	3,723,647	(2,695,336)
Number of Contracts																																														(69)	164	(575)	(40)	175	(34)	(53)	72	20	44	21		(28)	(5)	92	(130)	(92)	98	70
Expiration Date																																														Jan. 20, 2012	Jan. 20, 2012	Jan. 20, 2012	Jan. 30, 2012	Jan. 30, 2012	Mar. 09, 2012	Mar. 15, 2012	Mar. 15, 2012	Mar. 16, 2012	Mar. 16, 2012	Mar. 16, 2012		Mar. 08, 2012	Mar. 09, 2012	Mar. 08, 2012	Mar. 15, 2012	Mar. 21, 2012	Mar. 21, 2012	Mar. 28, 2012
Notional Amount																																														$ (5,611,708)	$ 6,739,242	$ (8,295,406)	$ (4,752,659)	$ 4,436,250	$ (3,217,052)	$ (7,067,361)	$ 7,416,505	$ 3,829,543	$ 3,785,540	$ 1,315,230		$ (5,186,223)	$ (9,254,614)	$ 16,605,519	$ (15,845,850)	$ (12,092,590)	$ 12,850,250	$ 12,722,644